PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments	$ 1,562,177	$ 1,907,781
Deposits	1,873,843	1,646,446
Others	619,901	259,757
Prepayments and other current assets	$ 4,055,921	$ 3,813,984